UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON PARTNERS NEW YORK

MUNICIPALS FUND

FORM N-Q

JUNE 30, 2007

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 98.5%
Education - 21.3%
	Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
$1,000,000	5.125% due 8/1/20	$1,055,670
3,615,000	5.250% due 8/1/31	3,819,428
	Dutchess County, NY, Industrial Development Agency:
2,500,000	Refunding Bard College, Civic Facility Revenue A-1, 5.000% due 8/1/46	2,527,525
1,000,000	Civic Facility Revenue, Refunding, Bard College, Series A-1, 5.000% due 8/1/19	1,027,050
	Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	5.000% due 7/1/23	2,328,773
2,000,000	5.000% due 7/1/33	2,046,700
	New York State Dormitory Authority Revenue:
1,000,000	4201 School Program, 5.000% due 7/1/18	1,024,120
3,000,000	City University of New York, Consolidated Second General Resolution, Series A, AMBAC-Insured, 5.750% due 7/1/18	3,343,560
	City University Systems:
14,000,000	Second Generation, Series A, FGIC-Insured, 5.000% due 7/1/16 (a)	14,428,540
5,825,000	Series A, FGIC-TCRS-Insured, 5.625% due 7/1/16 (b)	6,477,983
7,000,000	Series B, FSA-Insured, 6.000% due 7/1/14	7,495,810
1,385,000	Series C, 7.500% due 7/1/10	1,455,178
16,925,000	Third Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (a)	17,463,553
2,000,000	Department of Education, 5.000% due 7/1/24	2,059,380
5,000,000	New School University, MBIA-Insured, 5.000% due 7/1/29	5,106,200
	New York University, Series A:
3,000,000	AMBAC-Insured, 5.000% due 7/1/32	3,122,040
	MBIA-Insured:
1,000,000	5.750% due 7/1/15	1,113,600
6,300,000	5.750% due 7/1/27	7,327,719
405,000	Non-State Supported Debt, Unrefunded Balance, University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/27	412,505
	Refunding:
7,960,000	Cornell University, Series A, 5.000% due 7/1/35	8,239,635
1,610,000	Siena College, MBIA-Insured, 5.000% due 7/1/19	1,696,972
10,260,000	Rockefeller University, 5.000% due 7/1/28	10,447,142
1,500,000	School District Financing Program, Series A, MBIA-Insured, 5.750% due 10/1/17	1,622,865
710,000	Series B, 7.500% due 5/15/11	770,858
2,520,000	St. Johns University, Series A, MBIA-Insured, 5.000% due 7/1/21	2,649,478
	State University Educational:
2,030,000	Facilities, Series B, 5.250% due 5/15/13	2,155,860
	Facility:
12,110,000	Series A, FSA-Insured, 5.875% due 5/15/17 (a)(b)	13,754,296
5,000,000	Series B, FGIC-Insured, 5.250% due 5/15/19	5,447,150
1,070,000	State University, Adult Facilities, Series C, FSA-Insured, 5.750% due 5/15/17	1,204,563
3,000,000	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,092,010
690,000	Unrefunded Balance, University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/16	704,469
2,500,000	Willow Towers Inc., MBIA-Insured, 5.400% due 2/1/34	2,625,525
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, Series C:
1,000,000	5.500% due 6/1/16	1,070,560
1,700,000	5.250% due 12/1/21	1,781,566

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Education - 21.3% (continued)
	Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
$5,430,000	Series A, 5.125% due 8/1/29	$5,550,112
5,820,000	Series B, 5.125% due 8/1/27	5,951,008
1,725,000	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured, 5.000% due 7/1/22	1,782,632
	Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	5.000% due 6/15/25	1,472,142
700,000	5.000% due 6/15/26	723,807

	Total Education	156,377,984

Escrowed to Maturity - 1.3%
470,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (c)	505,039
	Metropolitan Transportation Authority, New York Services Contract, Transportation Facilities, Series O:
3,000,000	5.750% due 7/1/13 (c)	3,170,040
1,000,000	MBIA/IBC Insured, 5.500% due 7/1/17 (c)	1,108,800
4,980,000	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract Series C, AMBAC-Insured, 5.000% due 6/15/16 (c)	5,012,818

	Total Escrowed to Maturity	9,796,697

Finance - 0.7%
5,000,000	New York State LGAC, Series B, MBIA-Insured, 4.875% due 4/1/20	5,074,650

General Obligation - 4.0%
2,100,000	Erie County, NY, GO, Public Improvement, Series A, FGIC-Insured, 5.000% due 9/1/15	2,194,857
	New York City, NY, GO:
	Series A:
600,000	5.750% due 8/1/16	643,482
15,000,000	5.000% due 8/1/26 (a)	15,485,400
1,000,000	Series B, 5.625% due 12/1/13	1,062,510
380,000	Unrefunded Balance, Series B, 5.750% due 8/1/14	401,155
4,505,000	North Hempstead, NY, GO, Series A, FGIC-Insured, 5.000% due 9/1/22	4,660,017
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, Series A, MBIA-Insured, 5.500% due 7/1/16	1,381,450
	Yonkers, NY, GO:
1,000,000	Series A, FSA-Insured, 5.000% due 5/1/19	1,054,720
1,000,000	Series A, FSA-Insured, 5.000% due 5/1/18	1,058,830
1,000,000	Series C, State Aid Withholding, FGIC-Insured, 5.000% due 6/1/19	1,031,690

	Total General Obligation	28,974,111

Government Facilities - 0.9%
	New York State Urban Development Corp. Revenue:
3,050,000	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,112,860
3,000,000	State Facilities, 5.700% due 4/1/20	3,349,830

	Total Government Facilities	6,462,690

Hospitals - 3.4%
1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA, 5.200% due 10/20/24	1,689,806
	New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AMBAC-Insured, 5.000% due 2/15/20	3,067,590
	FSA-Insured:
1,110,000	5.000% due 2/15/22	1,137,939

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Hospitals - 3.4% (continued)
$3,750,000	5.125% due 2/15/23	$3,876,412
	New York State Dormitory Authority Revenue:
5,000,000	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	5,155,950
2,000,000	Mental Health Services Facilities Improvement, Series D, FGIC-Insured, 5.000% due 2/15/23	2,075,500
2,500,000	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,722,600
	State Supported Debt, Unrefunded Balance, Mental Health:
	Series B:
5,000	5.000% due 2/15/18	5,090
525,000	5.625% due 2/15/21	536,277
100,000	Series D, FSA- Insured, 5.250% due 8/15/30	103,146
1,500,000	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,575,225
2,000,000	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,066,880
865,000	New York State Medical Care Facilities, Series B, Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	867,180

	Total Hospitals	24,879,595

Housing: Multi-Family - 5.1%
	New York City, NY, HDC:
1,130,268	Cadman Project, FHA, 6.500% due 11/15/18	1,187,584
909,219	Kelly Project, 6.500% due 2/15/18	949,534
8,275,000	MFH Rental Revenue, Seaview Towers, Series A, 4.600% due 7/15/26 (d)	7,930,346
	MFH Revenue:
5,000,000	Series A, 5.100% due 11/1/24	5,150,550
1,645,000	Series E, SONYMA-Insured, 6.100% due 11/1/19	1,729,405
	Series H-1:
6,250,000	4.600% due 11/1/26 (d)	5,987,000
5,000,000	4.700% due 11/1/40 (d)	4,718,900
	New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20 (b)	1,078,340
1,470,000	6.500% due 8/1/25	1,588,658
6,870,000	New York State Housing Finance Agency Revenue, Secured Mortgage Program, Series B, SONYMA-Insured, 6.250% due 8/15/29 (d)	6,947,356
455,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	455,687

	Total Housing: Multi-Family	37,723,360

Housing: Single-Family - 1.9%
	New York State Mortgage Agency Revenue, Homeowner Mortgage:
2,145,000	Series 143, 4.750% due 10/1/22 (d)	2,113,533
2,135,000	Series 67, 5.800% due 10/1/28 (d)	2,165,018
9,200,000	Series 71, 5.350% due 10/1/18 (d)	9,338,736

	Total Housing: Single-Family	13,617,287

Industrial Development - 1.4%
1,065,000	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (d)	1,085,768
325,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	328,825
8,000,000	Onondaga County, NY, IDA, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (d)	8,922,880

	Total Industrial Development	10,337,473

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Life Care Systems - 2.3%
	New York State Dormitory Authority Revenues, Non State Supported Debt, Cabrini Westchester, GNMA-Collateralized:
$2,400,000	5.100% due 2/15/26	$2,506,728
4,525,000	5.200% due 2/15/41	4,725,050
	New York State Dormitory Authority Revenue, Bonds, FHA-Insured:
3,625,000	Hebrew Nursing Home, 6.125% due 2/1/37	3,674,554
1,500,000	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,520,595
3,095,000	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,128,519
1,250,000	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,252,875

	Total Life Care Systems	16,808,321

Pollution Control - 0.6%
	New York State Environmental Facilities Corp.:
1,060,000	Clean Water & Drinking Revolving Funds, Series C, 5.000% due 6/15/16	1,081,698
	State Water Revolving Fund, Series A:
90,000	7.500% due 6/15/12	94,895
560,000	GIC-Societe Generale, 7.250% due 6/15/10	561,562
1,000,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,078,160
1,710,000	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,748,031

	Total Pollution Control	4,564,346

Pre-Refunded - 37.3%
	Albany, NY:
2,755,000	IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, Call 7/1/11 @ 101, 5.375% due 7/1/31 (e)	2,891,951
415,000	Parking Authority Revenue, Series A, Call 7/15/11 @ 101, 5.625% due 7/15/25 (e)	444,191
18,660,000	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, Call 6/1/08 @ 101, 5.250% due 12/1/26 (a)(e)	19,098,510
	Metropolitan Transportation Authority:
	Dedicated Tax Fund, Series A, FSA-Insured, Call 10/1/14 @ 100:
2,290,000	5.125% due 4/1/19 (e)	2,451,880
4,500,000	5.250% due 4/1/23 (e)	4,853,160
5,000,000	Transit Facilities Revenue, Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19 (e)	5,211,700
11,000,000	Metropolitan Transportation Authority of New York, Dedicated Tax Fund, Series A, FGIC-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23 (e)	11,598,730
5,000,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (e)	5,261,200
	New York City, NY:
2,595,000	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (e)	2,742,811
2,070,000	GO, Series B, Call 8/1/10 @ 101, 5.750% due 8/1/14 (e)	2,200,658
	Municipal Water Finance Authority, Water & Sewer System Revenue:
16,000,000	Call 6/15/10 @ 101, 5.500% due 6/15/33 (a)(e)	16,875,520
1,565,000	Series B, Call 6/15/10 @ 101, 6.000% due 6/15/33 (e)	1,672,218
	TFA Revenue:
	Future Tax Secured, Series A, Call 2/15/10 @ 101:
580,000	5.750% due 2/15/14 (e)	612,497
175,000	5.750% due 2/15/16 (e)	184,805
10,000,000	Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29 (e)	10,529,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded - 37.3% (continued)
$20,000,000	Transit Authority, Metropolitan Transportation Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (a)(e)	$20,845,200
1,655,000	Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, Call 7/01/09 @ 101, 5.250% due 7/1/17 (e)	1,716,864
	New York State Dormitory Authority Revenue:
	City University Systems:
6,000,000	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31 (e)	6,296,520
4,500,000	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28 (e)	4,600,575
2,000,000	Columbia University, Call 7/1/08 @ 101, 5.000% due 7/1/18 (e)	2,044,700
	Court Facilities:
	City of New York Issue:
3,000,000	AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (e)	3,180,600
5,000,000	Call 5/15/10 @101, 6.000% due 5/15/39 (e)	5,331,750
1,500,000	Series A, Call 5/15/13 @ 100, 5.500% due 5/15/17 (e)	1,618,065
	Mental Health Services Facilities:
2,460,000	Series B, Call 2/15/08 @ 102, 5.000% due 2/15/18 (e)	2,527,453
2,410,000	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30 (e)	2,508,666
1,895,000	Non-State Supported Debt, University of Rochester, Series A, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/27 (e)	1,937,353
1,150,000	St. John’s University, MBIA-Insured, Call 7/1/08 @ 101, 5.250% due 7/1/25 (e)	1,178,462
	State Supported Debt, Mental Health:
35,000	Series B, Call 2/15/08 @ 102, 5.000% due 2/15/18 (e)	35,960
90,000	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30 (e)	93,685
	State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	5.500% due 7/1/26 (e)	1,059,330
1,000,000	5.500% due 7/1/27 (e)	1,059,330
12,000,000	5.100% due 7/1/31 (a)(e)	12,536,160
	State University Educational Facility:
12,750,000	Series A, FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27 (a)(e)	13,447,425
7,030,000	Series A, MBIA-Insured, Call 5/15/10 @ 100, 5.000% due 5/15/16 (e)	7,248,633
5,000,000	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (e)	5,267,450
3,225,000	University of Rochester, Series A, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/16 (e)	3,297,079
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
295,000	5.250% due 4/15/17 (e)	304,428
400,000	5.250% due 4/15/18 (e)	412,784
	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund:
	FGIC-Insured:
	Series A, Call 4/1/11 @ 101:
3,410,000	5.000% due 4/1/19 (e)	3,571,054
2,000,000	5.000% due 4/1/20 (e)	2,094,460
2,500,000	5.000% due 4/1/21 (e)	2,618,075
15,000,000	Series B, Call 4/1/09 @ 101, 5.000% due 4/1/19 (a)(e)	15,447,450
4,000,000	Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (e)	4,206,840
	New York State Urban Development Corp.:
495,000	Correctional and Youth Facilities, Series A, Call 1/1/11 @ 100, 5.500% due 1/1/17 (e)	519,775
	Revenue, Correctional Facilities Service Contract:
6,600,000	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29 (e)	6,873,570
18,400,000	Series D, FSA-Insured, Call 1/1/11@ 100, 5.250% due 1/1/30 (a)(e)	19,215,120

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded - 37.3% (continued)
$750,000	Onondaga County, NY, IDA, Civic Facilities Revenue, Syracuse Home Association Project, Call 12/1/08 @ 102, 5.200% due 12/1/18 (e)	$775,403
5,000,000	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29 (e)	5,275,755
	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured:
	Call 12/01/09 @ 102:
2,000,000	5.375% due 12/1/19 (e)	2,109,640
3,000,000	5.450% due 12/1/29 (e)	3,169,590
2,390,000	Call 7/01/11 @ 102, 5.625% due 7/1/31 (e)	2,583,757
	Triborough Bridge & Tunnel Authority:
10,125,000	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (e)	11,385,259
3,500,000	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28 (e)	3,867,745
4,200,000	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19 (e)	4,590,054

	Total Pre-Refunded	273,481,050

Public Facilities - 2.6%
	New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	Series A, 5.000% due 4/1/23	3,190,613
9,000,000	Series D, 5.125% due 7/1/31	9,317,880
6,505,000	New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance, Series A, 5.500% due 1/1/17	6,804,685
120,000	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	123,690

	Total Public Facilities	19,436,868

Sales Tax - 1.4%
	New York State Local Assistance Corp., Refunded:
3,000,000	Series C, 5.500% due 4/1/17	3,288,390
2,255,000	Series E, 6.000% due 4/1/14	2,473,690
4,000,000	Sales Tax Asset Receivables Corp. NY, Series A, MBIA-Insured, 5.000% due 10/15/21	4,183,320

	Total Sales Tax	9,945,400

Tax Allocation - 0.2%
1,090,000	34th Street Partnership Inc., New York, Refunding, Capital Improvement, 5.000% due 1/1/16	1,131,802

Tobacco - 0.3%
2,000,000	Tobacco Settlement Financing Corp., Series C-1, 5.500% due 6/1/21	2,121,780

Transportation - 7.8%
335,000	Albany, NY, Parking Authority Revenue, Series A, 5.625% due 7/15/25	358,614
	Metropolitan Transportation Authority:
10,000,000	New York Revenue, Series B, MBIA-Insured, 5.000% due 11/15/35	10,330,600
2,500,000	New York Services Contract, Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	2,684,200
	New York State Thruway Authority:
5,000,000	General Revenue, Series E, 5.000% due 1/1/25	5,068,850
9,175,000	Second General Highway & Bridge Trust Fund, Series A, 5.000% due 4/1/18	9,711,003
3,000,000	Unrefunded Balance, Series E, 5.250% due 1/1/13	3,048,390
	Port Authority of New York & New Jersey:
7,250,000	109th Series, 5.375% due 1/15/32	7,328,083
12,000,000	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)(d)	12,161,880
	Triborough Bridge & Tunnel Authority:
735,000	Convention Center Project, Series E, 7.250% due 1/1/10	767,274

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Transportation - 7.8% (continued)
$5,200,000	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	$5,480,956

	Total Transportation	56,939,850

Utilities - 0.9%
1,500,000	Long Island Power Authority, New York Electric System Revenue, Series C, MBIA/IBC-Insured, 5.500% due 9/1/21	1,625,010
	New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	Brooklyn Union Gas Co. Project RIBS, Series B, 9.665% due 7/25/07 (d)(f)(g)	3,144,000
1,500,000	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (d)	1,505,400

	Total Utilities	6,274,410

Water & Sewer - 5.1%
	New York City, NY:
10,000,000	MFA, Water & Sewer System Revenue, Second General Resolution, Series AA, 5.000% due 6/15/37	10,305,100
	Municipal Water Finance Authority, Water & Sewer System Revenue:
2,750,000	FSA-Insured, 5.000% due 6/15/29	2,808,740
990,000	Series B, Unrefunded Balance, 6.000% due 6/15/33	1,051,845
	Series D:
5,000,000	5.250% due 6/15/25	5,227,550
2,375,000	MBIA-Insured, 5.000% due 6/15/15	2,424,733
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	5.000% due 6/15/32	8,768,515
	Series B:
965,000	5.250% due 4/15/17	990,524
2,490,000	5.250% due 10/15/17	2,558,600
1,340,000	5.250% due 4/15/18	1,375,148
1,880,000	5.250% due 10/15/18	1,928,504

	Total Water & Sewer	37,439,259

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $686,093,499)	721,386,933

SHORT-TERM INVESTMENTS - 0.0%
Finance - 0.0%
	New York City, NY, TFA:
200,000	New York City Recovery Project Revenue, Series 3, Subordinated Series 3-E, SPA-Landesbank Baden-Wurttemberg, 3.830%, 7/2/07 (h)	200,000
100,000	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.840%, 7/2/07 (h)	100,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $300,000)	300,000

	TOTAL INVESTMENTS - 98.5% (Cost - $686,393,499#)	721,686,933
	Other Assets in Excess of Liabilities - 1.5%	11,068,106

	TOTAL NET ASSETS - 100.0%	$732,755,039

(a)	All or a portion of this security is segregated for open futures contracts, and extended settlements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPAL FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

(f)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(g)	Residual interest bonds — coupon varies inversely with level of short-term tax-exempt interest rates.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 9 and 10 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC — Ambac Assurance Corporation	IDA — Industrial Development Authority
COP — Certificate of Participation	LGAC — Local Government Assistance Corporation
FGIC — Financial Guaranty Insurance Company	LIQ — Liquidity Facility
FHA — Federal Housing Administration	MBIA — Municipal Bond Investors Assurance Corporation
FNMA — Federal National Mortgage Association	MFA — Municipal Finance Authority
FSA — Financial Security Assurance	MFH — Multi-Family Housing
GIC — Guaranteed Investment Contract	RIBS — Residual Interest Bonds
GNMA — Government National Mortgage Association	SONYMA — State of New York Mortgage Association
GO — General Obligation	SPA — Standby Bond Purchase Agreement
HDC — Housing Development Corporation	TCRS — Transferable Custodial Receipts
IBC — Insured Bond Certificates	TFA — Transitional Finance Authority

Ratings Table (June 30, 2007) (unaudited)

As a Percent of Total Investments

S&P/Moodys/Fitch**
AAA/Aaa	68.4%
AA/Aa	22.8
A	5.2
BBB/Baa	1.2
CCC/Caa	0.2
A-1/VMIG1	0.1
NR	2.1

100.0%

**	S&P primary rating; Moodys secondary, then Fitch.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New York Municipals Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,237,037
Gross unrealized depreciation	(1,943,603)

Net unrealized appreciation	$35,293,434

At June 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury 10 Year Bond	1,715	9/07	$179,372,051	$181,280,859	$1,908,808

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 28, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 28, 2007